Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 97,764	£ 86,441
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	17,060	18,823
Netting	(949)	(1,305)
Net exposure	328,792	316,322
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	287,500	276,800
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	200	200
Collateral non-cash	(219,000)	(217,700)
Netting	(100)	(500)
Net exposure	111,300	99,900
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,500	3,400
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Collateral non-cash	(1,800)	(1,900)
Netting	(800)	(800)
Net exposure	900	700
Other financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	800	1,000
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	800	1,000
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,300	4,400
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Collateral non-cash	(1,800)	(1,900)
Netting	(800)	(800)
Net exposure	£ 1,700	£ 1,700